TRADING ASSETS AND LIABILITIES - Trading derivative assets (Details) - COP ($) $ in Millions	Dec. 31, 2023	Dec. 31, 2022
Disclosure of financial assets [line items]
Derivative assets	$ 2,077,567	$ 2,041,405
Forward contracts
Disclosure of financial assets [line items]
Derivative assets	1,686,110	1,232,078
Forward contracts, Foreign currency to buy
Disclosure of financial assets [line items]
Derivative assets	2,805	928,797
Forward contracts, Foreign currency to sell
Disclosure of financial assets [line items]
Derivative assets	1,664,047	298,863
Forward contracts, Debt securities to buy
Disclosure of financial assets [line items]
Derivative assets	18,895	104
Forward contracts, Debt securities to sell
Disclosure of financial assets [line items]
Derivative assets	363	4,314
Swap
Disclosure of financial assets [line items]
Derivative assets	328,563	682,275
Currency swap contract [member]
Disclosure of financial assets [line items]
Derivative assets	20,195	157,747
Interest rate swap contract [member]
Disclosure of financial assets [line items]
Derivative assets	308,368	524,528
Options Contracts
Disclosure of financial assets [line items]
Derivative assets	62,894	127,052
Options Contracts, Foreign currency to buy
Disclosure of financial assets [line items]
Derivative assets	$ 62,894	108,334
Options Contracts, Foreign currency to sell
Disclosure of financial assets [line items]
Derivative assets		$ 18,718